Other Charges - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Restructuring plans	$ 1,618	$ 77	$ 66
Minimum [Member]
Restructuring and Related Cost, Expected Cost Remaining	100
Maximum [Member]
Restructuring and Related Cost, Expected Cost Remaining	200
Fiscal 2024 Restructuring Plan [Member]
Restructuring plans	$ 1,600